Filed with the U.S. Securities and Exchange Commission on December 13, 2013

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	545	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	546	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 31, 2013 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 545 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended August 31, 2013 for two series of the Trust: the Villere Balanced Fund and the Villere Equity Fund.

Villere Balanced Fund
ticker:  villx

Villere Equity Fund
ticker:  vleqx

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Prospectus

December 31, 2013

1

TABLE OF CONTENTS

SUMMARY SECTION Villere Balanced Fund	3
SUMMARY SECTION Villere Equity Fund	7
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	11
INVESTMENT OBJECTIVES	11
PRINCIPAL INVESTMENT STRATEGIES	11
PRINCIPAL RISKS OF INVESTING IN THE FUNDS	13
PORTFOLIO HOLDINGS INFORMATION	15
INVESTMENT ADVISER	15
PORTFOLIO MANAGERS	16
SHAREHOLDER INFORMATION	16
HOW TO PURCHASE SHARES	17
HOW TO SELL SHARES	20
EXCHANGING SHARES	22
ACCOUNT AND TRANSACTION POLICIES	22
TOOLS TO COMBAT FREQUENT TRANSACTIONS	24
SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES	25
DIVIDENDS AND DISTRIBUTIONS	25
TAX CONSEQUENCES	25
INDEX DESCRIPTIONS	26
PRIVACY NOTICE	Inside Back Cover

2

SUMMARY SECTION

Villere Balanced Fund
(Ticker: VILLX)

Investment Objective

The Villere Balanced Fund (the “Balanced Fund” or the “Fund”) seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	0.92%
(1) The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$94
Three Years	$289
Five Years	$500
Ten Years	$1,110

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

3

Principal Investment Strategies

Under normal market conditions, the Balanced Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills).  The Fund invests 50% to 80% of its assets in equity securities selected primarily for their growth potential and 20% to 50% of its assets in equity and fixed-income securities selected primarily for their income potential.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund’s portfolio than might be the case for a traditional equity fund.  Under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income securities.  Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years.  The Fund may also invest up to 10% in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s).

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.  Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Equity Market Risk:  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Interest and Credit Risk of Fixed-Income Securities:  Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities.  Also, fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.  Issuers of fixed-income securities might be unable to make principal and interest payments when due.

•
Small- and Medium-Sized Companies Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
High Yield (“Junk Bond”) Risk:  The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

4

Performance

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.villere.com.

Calendar Year Total Return*
* The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2013 was 15.13%.

During the period shown in the bar chart, the Balanced Fund’s highest quarterly return was 22.54% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.01% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2012
	One Year	Five Years	Ten Years
Return Before Taxes	21.05%	8.63%	10.06%
Return After Taxes on Distributions	20.54%	8.23%	9.61%
Return After Taxes on Distributions and Sale of Fund Shares	14.09%	7.34%	8.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Lipper Balanced Fund Index (reflects no deduction for taxes)	11.94%	2.82%	6.51%
Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)	11.76%	3.31%	6.50%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

5

Investment Adviser	Portfolio Manager
St. Denis J. Villere & Company, LLC	George V. Young, Member of the Adviser Managed the Fund since inception (1999)
St. Denis J. Villere III, Member of the Adviser Managed the Fund since inception (1999)
Lamar G. Villere, Associate of the Adviser Managed the Fund since 2013

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares on any business day by written request via mail (Villere Balanced Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-209-1129, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$500
Retirement or Tax-Deferred Account	$2,000	$500
Automatic Investment Plan	$2,000	$100

Tax Information

The Balanced Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account that does not invest with borrowed funds.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Balanced Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

SUMMARY SECTION

Villere Equity Fund
(Ticker:  VLEQX)

Investment Objective

The Villere Equity Fund (the “Equity Fund” or the “Fund”) seeks to achieve long-term growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed less than 60 days from purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses	1.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.41%
Fee Waiver and/or Expense Reimbursement	-1.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.26%

(1) St. Denis J. Villere & Company, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to 1.25% (the “Expense Cap”). If the Fund experienced any AFFE, interest expense, taxes or extraordinary expenses, those amounts would be shown in addition to the Expense Cap. The Expense Cap will remain in effect at least until May 31, 2015. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund’s Operating Expenses to exceed the Expense Cap. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$128	$639

7

Portfolio Turnover

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Equity Fund’s performance.  During the most recent fiscal period from the Fund’s commencement of operations on May 31, 2013, to August 31, 2013, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Equity Fund strives to be fully invested at all times.  Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Adviser utilizes a bottom-up approach to select domestic equity securities that it believes will offer growth regardless of the economic cycle, interest rates or political climate.  The Fund may invest in companies of any capitalization size.  The Fund primarily invests in common stocks of approximately 20 to 30 companies, but may also invest in preferred stocks, rights and warrants, and may occasionally invest in initial public offerings of companies.  The Fund may invest up to 10% of its assets in foreign securities through American Depositary Receipts (“ADRs”).

A stock will be considered for sale by the Equity Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  Sales may also be made when consecutive quarterly disappointments occur, such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Equity Fund

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Equity Fund.  The following are the principal risks that could affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Equity Market Risk:  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Small- and Medium-Sized Companies Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Growth Style Investment Risk:  Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
ADR Risk:  The performance of foreign securities depends on the political, social, and economic environments and other overall economic conditions.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

  8

•
Initial Public Offering (“IPO”) Risk:  IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•	Newer Fund Risk: The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance

Because the Equity Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be shown below after the Equity Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Equity Fund by comparing it against a broad measure of market performance.  Updated performance information will also be available on the Fund’s website at www.villere.com or by calling the Fund toll-free at 1-866-209-1129.

Investment Adviser	Portfolio Manager
St. Denis J. Villere & Company, LLC	George V. Young, Member of the Adviser Managed the Fund since inception (2013)
St. Denis J. Villere III, Member of the Adviser Managed the Fund since inception (2013)
Lamar G. Villere, Associate of the Adviser Managed the Fund since 2013

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares on any business day by written request via mail (Villere Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-209-1129, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$500
Retirement or Tax-Deferred Account	$2,000	$500
Automatic Investment Plan	$2,000	$100

Tax Information

The Equity Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account that does not invest with borrowed funds.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

9

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The Balanced Fund seeks to achieve long term capital growth consistent with preservation of capital and balanced by current income.  There is no guarantee that the Balanced Fund will achieve its investment objective.  The Balanced Fund’s investment objective is fundamental.  It may only be changed by approval of the Fund’s shareholders.

The Equity Fund seeks to achieve long term growth.  There is no assurance that the Equity Fund will achieve its investment objective.  The Equity Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon at least a 60-day written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Balanced Fund
Under normal market conditions, the Balanced Fund will principally invest in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills).

As a balanced fund, the Balanced Fund invests 50% to 80% of its assets in equity securities that are selected principally for their growth potential and will consist primarily of common stocks.

The Adviser selects stocks based on earnings potential, low debt-to-total capitalization, strong cash flow and low price-to-earnings ratios.  In selecting stocks, the Adviser places a greater emphasis on the income component of the Balanced Fund’s portfolio than might be the case for a traditional equity fund.  In addition, the Adviser considers the ability of a company’s management to enrich characteristics unique to its industry, such as being a low cost producer in an industry, holding patents or demonstrating research and development efforts that have put a company ahead of its competition.  The Adviser also seeks those stocks with undervalued assets and growth potential that remain unrecognized by the investment community.  This may occur when companies fall out of favor due to economic cycles, trade at a perceived discount to their peer group or are otherwise undervalued based on the issuer’s current operations.  The Adviser seeks significant potential for future earnings growth in addition to catalysts for that growth, such as new products, improving industry trends or economic conditions.

A stock will be considered for sale by the Balanced Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Balanced Fund’s investment portfolio.  Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Securities selected primarily for their income potential will normally constitute 20% to 50% of the Balanced Fund’s assets.  Under normal market conditions, at least 25% of the Fund’s assets will be invested in fixed-income securities.  Fixed-income securities are securities that pay a specified rate of return and generally include bonds, notes and bills issued by the U.S. government, its agencies and instrumentalities; corporate bonds; as well as preferred and convertible securities that pay fixed-income.  In addition to fixed-income securities, the Fund may also invest in dividend-paying common stocks.

10

The Adviser makes its fixed-income purchase decisions by analyzing interest coverage ratios, total liabilities, debt-to-equity ratios and earnings quality.  These factors are continually reviewed, and if they are not consistently met, a fixed-income holding will be considered for sale.  The Balanced Fund’s fixed-income portion will generally have an average maturity of approximately four years.

It is also expected that approximately 90% of the fixed-income securities held by the Balanced Fund will be rated at least “investment grade” by one or more nationally recognized statistical ratings organizations (each an “NRSRO”), such as Standard & Poor’s® Ratings Group and Moody’s Investors Service©, Inc.  The Adviser may also purchase fixed-income securities that are unrated, but are believed by the Adviser to be of comparable quality to investment grade.  Up to 10% of the Fund’s fixed-income component, however, may be invested in fixed-income securities rated “BB” or lower or, if unrated, of comparable quality.  Such lower rated securities, often referred to as “junk bonds,” may be considered speculative.

Cash Holdings and Temporary Defensive Positions.  Under normal market conditions, the Balanced Fund invests according to its principal investment strategies noted above.  However, there is no guarantee that the Fund will meet its investment objective.  However, the Fund may temporarily depart from its principal investment strategies and make short-term investments in cash, cash equivalents, short-term debt securities and money market instruments in response to adverse market, economic or political conditions.  In addition, the Fund may not achieve its investment objective to the extent that it makes such “defensive investments”.  In the event the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

You will be notified of any changes in the Balanced Fund’s investment strategies that are material and, if such changes are made, you should consider whether the Fund remains an appropriate investment for you.

Equity Fund
The Equity Fund strives to be fully invested at all times.  Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Equity Fund primarily invests in common stocks of approximately 20 to 30 companies, but may also invest in preferred stocks, rights and warrants and may occasionally invest in IPOs.  The Equity Fund may invest up to 10% of its assets in foreign securities through ADRs.

The Adviser utilizes a bottom-up approach to select domestic equity securities that will offer growth regardless of the economic cycle, interest rates or political climate.  The Adviser selects stocks based on earnings potential, low debt-to-total capitalization, strong cash flow and low price-to-earnings ratios.  In selecting stocks, the Adviser is not particular regarding a company’s capitalization size, but rather places a greater emphasis on the growth component of the Equity Fund’s portfolio than might be the case for a traditional equity fund.  In addition, the Adviser considers the ability of a company’s management to enrich characteristics unique to its industry, such as being a low cost producer in an industry, holding patents or demonstrating research and development efforts that have put a company ahead of its competition.  The Adviser also seeks those stocks with undervalued assets and growth potential that remain unrecognized by the investment community.  This may occur when companies fall out of favor due to economic cycles, trade at a perceived discount to their peer group or are otherwise undervalued based on the issuer’s current operations.  The Adviser seeks significant potential for future earnings growth in addition to catalysts for that growth, such as new products, improving industry trends or economic conditions.

A stock will be considered for sale by the Equity Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Cash Holdings and Temporary Defensive Positions.  The Equity Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.  To the extent the assets of the Fund are invested in temporary defensive positions in response to adverse market, economic, political or other conditions, the Fund may not achieve its investment objective.

11

You will be notified of any changes in the Equity Fund’s investment strategies that are material and, if such changes are made, you should consider whether the Fund remains an appropriate investment for you.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risks.  The Funds cannot guarantee that they will achieve their investment objectives.  Since the prices of securities the Funds hold may fluctuate, the value of your investment in the Funds may also fluctuate and you could lose all or a portion of your investment.  It is important that investors closely review and understand these risks before making an investment in the Funds.  The principal risks of investing in the Funds are described below.

General Market Risk (Both Funds).  General market risk is the risk that the market value of securities may fluctuate – sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  The financial markets may continue to experience periods of extreme stress which may result in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Funds.

Equity Market Risk (Both Funds).  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold equity investments of any given issuer, you would generally be exposed to greater risk than if you hold debt obligations of the issuer because equity investments generally have inferior rights to receive payments from issuers in comparison with the rights of bondholders and other creditors of such issuers.

Management Risk (Both Funds).  Management risk describes a Fund’s ability to meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.  The value of your investment in a Fund is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Small- and Medium-Sized Companies Risk (Both Funds).  Investing in securities of small- and medium-sized companies may involve greater volatility and has historically been subject to greater investment risk than investing in larger and more established companies because small- and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small companies may have limited product lines, markets or financial resources, and their management may be dependent on a limited number of key individuals.  Securities of such companies may have limited market liquidity and their prices may be more volatile.  You should expect that each Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.  Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies.  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Interest and Credit Risk of Fixed-Income Securities (Balanced Fund).  Interest rates may rise, resulting in a decrease in the value of the securities held by the Balanced Fund, or may fall resulting in an increase in the value of such securities.  Also, fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.  Issuers of fixed-income securities might be unable to make principal and interest payments when due.  The Balanced Fund may invest in securities rated below investment grade.  The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, volatility, illiquidity of the security and changes in value based on public perception of the issuer.

High Yield Securities (“Junk Bond”) Risk (Balanced Fund).  Fixed income securities receiving the lowest investment grade rating may have speculative characteristics and compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances.  High yield, high-risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and may be subordinate to other debt that an issuer may have outstanding.

Growth Style Investment Risk (Equity Fund).  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a faster rate than inflation and the economy.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  During periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

ADR Risk (Equity Fund).  The Equity Fund may invest in ADRs, which are securities representing securities of foreign issuers.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

IPO Risk (Equity Fund).  IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices.  In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.

Newer Fund Risk (Equity Fund).  The Equity Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

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Who may want to invest in the Funds?

The Balanced Fund may be appropriate for investors who:

•	Can accept the risks of investing in a portfolio with both significant common stock and fixed-income holdings; and/or
•	Are pursuing a long-term goal such as retirement.

The Equity Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement.

PORTFOLIO HOLDINGS INFORMATION

A description of each Fund’s policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.villere.com.

INVESTMENT ADVISER

St. Denis J. Villere & Company, LLC is the investment adviser to the Funds.  The Adviser is located at 601 Poydras Street, Suite 1808, New Orleans, Louisiana 70130.  The Adviser was founded in 1911 and provides investment advisory services to individual and institutional clients and investment companies.  As of September 30, 2013, the Adviser had assets under management of approximately $2 billion.  The Adviser provides the Funds with advice on buying and selling securities.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.  Under the investment advisory agreement, the Funds pay the Adviser a management fee for its investment advisory services, calculated daily and payable monthly equal to 0.75% of the Fund’s average daily net assets.  For the fiscal year ended August 31, 2013, the Adviser received net advisory fees of 0.75% of each Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of each Fund’s investment advisory agreement with the Adviser is available in the Funds’ Annual Report to Shareholders for the most recent period ended August 31.

EXPENSE LIMITATION AGREEMENT

The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) will not exceed 0.99% of the Balanced Fund’s average daily net assets, and 1.25% of the Equity Fund’s average daily net assets.  The Balanced Fund is currently operating at or below its Expense Cap before any fee waivers.  Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Funds, if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

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PORTFOLIO MANAGERS

Mr. George V. Young is a member of the Adviser and serves as a portfolio manager to the Funds.  As a portfolio manager, Mr. Young is responsible for the day-to-day management of each Fund’s portfolio.  Mr. Young graduated from the University of Virginia with a B.A. in English in 1980.  He has managed investment advisory accounts for the Adviser since 1986.  Mr. Young is the nephew of George Villere and St. Denis Villere and the cousin of St. Denis Villere III, each of whom is a member of the Adviser.  Mr. Young has managed the Balanced Fund since its inception in 1999, and the Equity Fund since its inception in 2013.

Mr. St. Denis J. (“Sandy”) Villere, III is a member of the Adviser and serves as a portfolio manager to the Funds.  As a portfolio manager, Mr. Villere is responsible for the day-to-day management of each Fund’s portfolio.  Mr. Villere received a business degree from Southern Methodist University in 1997. He was an institutional research analyst and equity salesman with Gerard Klauer Mattison, a Wall Street institutional equity research firm, for two years before coming to Villere & Co.  He is a member if the CFA Institute.  Mr. Villere is the son of St. Denis Villere, the nephew of George Villere and the cousin of George V. Young, each of whom is a member of the Adviser.  Mr. Villere has managed the Balanced Fund since its inception in 1999, and the Equity Fund since its inception in 2013.

Mr. Lamar G. Villere is an employee of the Adviser and serves as a portfolio manager to the Funds.  As a portfolio manager, Mr. Villere is responsible for the day-to-day management of each Fund’s portfolio.  Mr. Villere graduated from Washington & Lee University with a B.A. in Journalism and Mass Communications in 1997 and from Vanderbilt University in 2002 with an M.B.A.  Mr. Villere received the designation of Chartered Financial Analyst in 2004.  Most recently, Mr. Villere was head of Private Equity, Tennessee Pension.  Other experience was head of Alternatives, Illinois Teachers’ Pension and as an equity analyst at Morgan Keegan & Co.  Mr. Villere is the son of George G. Villere, nephew of St. Denis J. Villere, Sr. and cousin of George V. Young and St. Denis J. Villere III, each of whom is a member of the Adviser.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares in the Funds.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

A fund’s share price is known as its net asset value (“NAV”).  The NAV per share is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by the Transfer Agent or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  A Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures adopted by the Board.

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FAIR VALUE PRICING

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by a Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund compares the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

HOW TO PURCHASE SHARES

You may open a Fund account with a minimum initial investment as listed in the table below.

	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$500
Retirement or Tax-Deferred Account	$2,000	$500
Automatic Investment Plan	$2,000	$100

You may purchase shares of a Fund by completing an account application.  Your order will not be accepted until the completed account application is received by the Transfer Agent in proper form.  Proper form means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to Villere Funds.  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Funds will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by a Fund as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Adviser at any time.

Shares of the Funds are not registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT ACT

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the applicable Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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If a Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

BY MAIL

To purchase a Fund’s shares by mail, simply complete an account application and mail it, along with a check made payable to “Villere Funds” to the address below.

Regular Mail Villere Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Villere Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Additionally, there may be a delay in processing your purchase request.

If you are making a subsequent purchase, complete the stub included with your transaction confirmation or account statement and mail it together with a check made payable to the applicable Fund to the Transfer Agent at the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

BY TELEPHONE

If your signed account application has been received by a Fund, and you accepted telephone options, you may purchase additional shares of a Fund by calling toll free at 1-866-209-1129.  Telephone purchases are subject to a Fund’s minimum of $500 for additions to your account.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact a Fund by telephone, you may make your request in writing.

BY WIRE

Initial Investment
If you are making an initial investment in a Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a customer service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

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Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Funds at 1-866-209-1129 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the applicable Fund, your name and your account number so that it can be correctly applied.  Your bank should immediately transmit available funds by wire using the instructions you were given.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Prior to each wire purchase, please call the Transfer Agent at 1-866-209-1129 to advise the Transfer Agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of you wire.  It is essential that your bank include the name of the applicable Fund and your name and account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-209-1129.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202-5207
ABA #075000022
Credit:	U.S. Bancorp Fund Services, LLC
A/C #112-952-137
Further Credit:	Villere Funds
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A., the Funds’ custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds.

THROUGH A FINANCIAL INTERMEDIARY

You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Adviser and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the applicable Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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AUTOMATIC INVESTMENT PLAN

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  Each AIP investment must be $100 or greater.  If you wish to participate in the AIP, complete the “Automatic Investment Plan” section on the account application or call the Funds at 1-866-209-1129.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  A Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP by notifying the Transfer Agent by telephone or in writing at least 5 days prior to the next withdrawal.  If you liquidate your account, your AIP will be discontinued.  A $25 fee will be imposed if your AIP transaction is returned.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-866-209-1129 for additional information regarding the Funds’ AIP.

RETIREMENT PLANS

You may invest in a Fund by establishing a tax-sheltered IRA.  The Funds offer Traditional, Roth, SIMPLE and SEP IRAs.  You may obtain information about opening an IRA account by calling the Transfer Agent at 1-866-209-1129.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

HOW TO SELL SHARES

In general, orders to sell or “redeem” shares can be placed directly with the Transfer Agent; however, if you purchased your shares through a Financial Intermediary, your redemption order must be placed with this same authorized intermediary.  You may redeem (sell) part or all of your Fund shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

BY MAIL

You may redeem your shares by simply sending a written request to the Transfer Agent.  Please provide the applicable Fund’s name, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Please have the signature(s) guaranteed, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in proper form by the Transfer Agent.  Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

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You should send your redemption request to:

Regular Mail Villere Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Villere Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.  Additionally, there may be a delay in processing your redemption request.

BY TELEPHONE OR BY WIRE

You may redeem (sell) Fund shares by telephone if you accepted telephone options on your account application.  If you have a retirement account, you may not redeem shares by telephone.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  You may also make your redemption request in writing.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-866-209-1129 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Transfer Agent’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $1,000.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades and from the proceeds on complete redemptions and share specific trades.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for your bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Transfer Agent will use procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to identify certain personal identification information.  If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

THROUGH A FINANCIAL INTERMEDIARY

You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the applicable Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

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SYSTEMATIC WITHDRAWAL PROGRAM

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly, or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Transfer Agent will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This program may be terminated or modified by a shareholder or the Funds at any time.  You may terminate your participation in the program at any time by notifying the Transfer Agent in writing or by calling 1-866-209-1129 at least five days in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares of a Fund and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Funds’ account application.  Please call 1-866-209-1129 for additional information regarding the Funds’ SWP.

EXCHANGING SHARES

You may exchange all or a portion of your investment, from one Villere Fund to another Villere Fund, by mail or telephone provided you established telephone exchange privileges on your account application.  Any new account established through an exchange will be subject to a minimum investment requirement described above.  In addition, existing accounts are subject to a minimum exchange requirement of $100.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  Additionally, an exchange will be considered a sale of shares for the purpose of assessing redemption fees.  See the “Account and Transaction Policies -- Redemption Fee” section below for additional information.  You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number).  Call the Funds at 1-866-209-1129 to learn more about exchanges.

ACCOUNT AND TRANSACTION POLICIES

Redemption Fee.
The Equity Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Equity Fund will assess a 2.00% fee on the redemption and exchange of Fund shares held for 60 days or less.  The Equity Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed (sold) first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; or (2) the involuntary redemption of low balance accounts.  The Equity Fund’s redemption fee will also be waived on sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain wrap accounts and certain retirement plans.  The Equity Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

Although the Equity Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the Fund may not always be able to track short-term trading affected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Equity Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Equity Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

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Householding
In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-866-209-1129 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Timing of Redemption Requests
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Low Balance Accounts
If your total account balance falls below $500 due to withdrawals, the Funds may sell your shares of a Fund.  This does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.  The Funds will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $500 within 30 days, a Fund may sell your shares and send you the proceeds.  The Funds will not sell your shares if your account value falls as a result of market fluctuations.

Redemption In-Kind
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantee
A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  To protect each Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000.

A signature guarantee is also required to redeem (sell) shares in the following situations: (1) if ownership on your account is being changed; (2) when redemption proceeds are payable to or sent to any person, address or bank account not on record; and (3) if a change of address request has been received by the Transfer Agent within the last 30 days.  The Adviser reserves the right to waive these requirements at its own discretion.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public cannot provide a signature guarantee.

22

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Funds’ shareholders.  The Board has adopted a policy regarding excessive trading.  The Funds discourage excessive, short-term trading and other abusive trading practices, and the Funds may use a variety of techniques to monitor trading activity and detect and deter abusive trading practices.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by each Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive.  Each Fund further reserves the right to refuse purchase requests, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  Each Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, a Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  A Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

23

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

Each Fund may pay service fees to Financial Intermediaries, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of a Fund.  Such payments and compensation are in addition to service fees paid by a Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to a Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes dividends from its net investment income at least annually.  Based on the investment strategies of each Fund as summarized above, it is anticipated that a Fund’s net investment income generally will consist of interest income and dividends received on investments, less expenses.  The Funds also distribute any realized net capital gains at least annually.  The Funds realize capital gains mainly from sales of their portfolio assets for a profit.  Net capital gains of a Fund (net long-term capital gain over net short-term capital loss) realized and distributed by the Fund and reported as capital gains dividends are taxble to shareholders as long-term capital gains, without regard to the length of time the shareholders have held shares of the Fund.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing.  If you wish to change your distribution option, write to a Fund in advance of the payment date of the distribution.  Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.  If you elect to receive distributions from a Fund by check and the U.S. Postal Service cannot deliver your check or your check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.  If a Fund fails to qualify as a regulated investment company, it will be subject to taxation as a regular corporation.  Each Fund generally operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders, but no assurance can be given that a Fund’s distributions will be sufficient to eliminate all taxes at the Fund level.

24

Each Fund intends to make distributions of dividends and capital gains.  In general, a Fund’s distributions are taxable to you as ordinary income or, under current law, qualified dividend income.  The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum rate of 20%.  Lower rates may apply for taxpayers in the federal lower income tax brackets..  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

Dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year will be treated as paid in December for tax purposes.

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

If you sell your Fund shares, it is considered a taxable event for you.  An exchange of the Fund’s shares for shares of another mutual fund is considered a taxable sale of the Fund’s shares.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  Additional information concerning the taxation of each Fund and its shareholders is contained in the SAI.  You should consult your tax adviser regarding any federal, state, local or foreign tax consequences of investing in the Fund based on your individual circumstances.

By law, each Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, if the Internal Revenue Service (“IRS”) notifies you that you are subject to backup withholding, or if the IRS instructs the Fund to do so.  Backup withholding is not an additional tax and any amounts withheld may be credited against your ultimate tax liability if proper documentation submitted to the IRS.

INDEX DESCRIPTIONS

The Standard and Poor’s® (“S&P®”) 500 Index is an unmanaged index generally representative of the market for stocks of large-sized companies.

The Lipper Balanced Fund Index tracks funds whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks, and bonds.  Typically, the stock/bond ratio ranges around 60%/40%.

The Barclays Capital Intermediate Government/Credit Bond Index (formerly known as the Lehman Intermediate Government/Credit Bond Index) measures the performance of United States dollar-denominated United States Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.

Direct investment in an index is not possible.

25

FINANCIAL HIGHLIGHTS

The tables below show the Funds’ financial performance for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during the periods shown, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm.  Their report, along with the Funds’ most recent financial statements, is included in the Funds’ most recent Annual Report to Shareholders, which is available upon request.

For a capital share outstanding throughout each year

Balanced Fund

	Year Ended August 31,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$20.42	$17.79	$13.41	$12.66	$14.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.08	0.10	0.19	0.16
Net realized and unrealized gain
(loss) on investments	3.69	3.07	4.46	0.72	(1.42)
Total from investment operations	3.80	3.15	4.56	0.91	(1.26)

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.13)	(0.18)	(0.16)	(0.12)
From net realized gain	(0.34)	(0.39)	—	—	(0.17)
Total distributions	(0.47)	(0.52)	(0.18)	(0.16)	(0.29)

Net asset value, end of year	$23.75	$20.42	$17.79	$13.41	$12.66

Total return	18.96%	18.25%	34.10%	7.16%	(8.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$820.3	$217.9	$86.4	$50.6	$48.6

Portfolio turnover rate	17%	17%	40%	27%	39%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.90%	1.00%	1.11%	1.17%	1.28%
After fees waived/recouped	0.90%	1.00%	1.11%	1.17%	1.28%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.58%	0.68%	0.76%	1.31%	1.42%
After fees waived/recouped	0.58%	0.68%	0.76%	1.31%	1.42%

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For a capital share outstanding throughout each year/period

Equity Fund

	Period Ended August 31, 2013*

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.30
Total from investment operations	0.29
Net asset vale, end of period	$10.29

Total return	2.90%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$23.8

Portfolio turnover rate	0%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.40	%+
After fees absorbed or recouped	1.25	%+
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.69	)%+
After fees absorbed or recouped	(0.54	)%+

*       The Fund commenced operations on May 31, 2013.
^       Not Annualized.
+       Annualized

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

VILLERE FUNDS

Investors can find more information about the Funds in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (“SAI”):  The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders.  The Funds’ Annual Report contains a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information or make general inquires about the Fund by contacting the Funds at:

Villere Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-209-1129
www.villere.com

You can review and copy information including the Funds’ reports to shareholders and SAI at the Public Reference Room of the SEC, 100 “F” Street, N.E., Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling 1-202-551-8090.  Shareholder reports and other information about the Fund are also available:

•	Free of charge from the Fund’s website at www.villere.com.
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•	For a fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-1520.
•	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-5037.)

STATEMENT OF ADDITIONAL INFORMATION
December 31, 2013

VILLERE BALANCED FUND
ticker: villx

VILLERE EQUITY FUND
ticker: vleqx

601 Poydras St., Suite 1808, New Orleans, LA 70130
1-866-209-1129

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated December 31, 2013, as may be revised, of the Villere Balanced Fund (the “Balanced Fund”) and the Villere Equity Fund (the “Equity Fund”), (each a “Fund” and collectively, the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”).  St. Denis J. Villere & Company, LLC (the “Adviser”) is the investment adviser to the Funds.  A copy of the Funds’ Prospectus is available on the Funds’ website at www.villere.com and by calling the telephone number listed above.

The Funds’ most recent Annual Report to Shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated August 31, 2013 as filed with the Securities and Exchange Commission (“SEC”).

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT POLICIES AND RISKS	3
INVESTMENT RESTRICTIONS	13
PORTFOLIO TURNOVER	14
PORTFOLIO HOLDINGS INFORMATION	15
TRUSTEES AND EXECUTIVE OFFICERS	16
PROXY VOTING POLICIES	23
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	24
THE FUNDS’ INVESTMENT ADVISER	25
THE FUNDS’ SERVICE PROVIDERS	28
EXECUTION OF PORTFOLIO TRANSACTIONS	29
CAPITAL STOCK	30
DETERMINATION OF SHARE PRICE	31
PURCHASE AND REDEMPTION INFORMATION	31
DISTRIBUTIONS AND TAX INFORMATION	33
MARKETING AND SUPPORT PAYMENTS	36
FINANCIAL STATEMENTS	37
APPENDIX A	38
APPENDIX B	40

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987, and is registered with the SEC as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series which represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Funds.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The Balanced Fund commenced operations on June 7, 2002, as successor to the Villere Balanced Fund, a series of the Trust for Investment Managers.  The predecessor Villere Balanced Fund commenced operations on September 30, 1999.

The Equity Fund commenced operations on May 31, 2013.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

Each Fund is diversified.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security.  If a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  A Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by a Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus.  There is no guarantee that a Fund will achieve its investment objective.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

EQUITY SECURITIES.  Each Fund may invest in equity securities consistent with its investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities in which each Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

COMMON STOCK.  Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

PREFERRED STOCK.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

CONVERTIBLE SECURITIES.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

INITIAL PUBLIC OFFERINGS.  Securities issued in initial public offerings (“IPOs”) are often issued by unseasoned companies that have the risks of smaller capitalization companies.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  Securities issued in an IPO frequently are very volatile in price, and the Fund may hold securities purchased in an IPO for a very short period of time.  As a result, the Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the Equity Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of investors to which IPO securities are allocated increases, the number of securities issued to any one investor may decrease.  The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so.  In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.  There can be no assurance that investments in IPOs will improve the Fund’s performance.

RIGHTS AND WARRANTS.  Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period.  The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks.  Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.  A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Rights and warrants do not represent ownership of the securities, but only the right to buy the securities.  The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities. Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of a corporation issuing them.

FIXED-INCOME SECURITIES.  Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.   Fixed-income securities that will be eligible for purchase by a Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) and those rated Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

The Balanced Fund reserves the right to invest up to 10% of its assets in securities rated lower than BBB by S&P® or lower than Baa by Moody’s.  High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, but are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

FOREIGN SECURITIES.  The Balanced Fund may invest up to 5% of its assets in securities of foreign issuers. The Equity Fund may invest up to 10% of its assets in securities of foreign issuers, including emerging markets.  The Funds may also invest without limit in securities of foreign issuers that are listed and traded on a U.S. national securities exchange, including sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, each Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructure, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax.  Each Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  Based on the Fund’s principal investment strategy, it is not expected that such taxes will be offset by credits or deductions available to shareholders in the Fund under U.S. tax law.  Thus, it is expected that such taxes will reduce the net return to the Fund’s shareholders.

To the extent a Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Each Fund may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

GOVERNMENT OBLIGATIONS.  Each Fund may make short-term investments in U.S. government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the Government National Mortgage Association (“GNMA”).  Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury.

AGENCY OBLIGATIONS.  Each Fund may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association.  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Loan Mortgage Corporation and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

WHEN-ISSUED SECURITIES.  Each Fund may from time to time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would not earn income; however, it is the Fund’s intention to be fully invested to the extent practicable and subject to the policies stated in this SAI and in its Prospectus.  While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its per share net asset value (“NAV”).  The market value of the when-issued securities may be more or less than the purchase price.  The Fund does not believe that its NAV or income will be adversely affected by its purchase of securities on a when-issued basis.  The Fund’s custodian will segregate liquid assets equal in value to commitments for when-issued securities.  Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

BORROWING.  The Equity Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Equity Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Equity Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Equity Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Equity Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SECURITIES LENDING.  The Funds do not currently intend to lend securities.  If a Fund determines in the future to lend securities, the Fund would need Board approval.  A Fund would lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever a fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

SHORT-TERM INVESTMENTS.  Each Fund may invest in any of the following securities and instruments for defensive purposes:

CERTIFICATES OF DEPOSIT, BANKERS’ ACCEPTANCES AND TIME DEPOSITS.  Each Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be U.S. dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES.  Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by companies.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P®, “Prime-1” or “Prime-2” by Moody’s, similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

REPURCHASE AGREEMENTS.  Each Fund may enter into repurchase agreements.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the U.S. government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government security subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. government security.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, a Fund will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund would be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

MONEY MARKET MUTUAL FUNDS.  Each Fund may invest in shares of money market mutual funds in connection with the Fund’s management of daily cash positions or for longer periods.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund and its shareholders would also bear its pro rata portions of each other money market fund’s advisory and operational expenses.  Each Fund currently intends to limit its investments in shares of money market funds in accordance with the 1940 Act.

ILLIQUID SECURITIES.  Each Fund may not invest more than 15% of the value of its net assets in securities that are illiquid.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included (a) securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), (b) securities that are otherwise not readily marketable, and (c) repurchase agreements having a maturity of longer than seven days.  Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

RESTRICTED SECURITIES.  Each Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  Each Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Other Investment Companies.  Each Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the 1940 Act.  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

INVESTMENT RESTRICTIONS

The Fund has adopted the following policies and investment restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.  The Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	(a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.
Purchase securities on margin, participate on a joint basis or joint and several basis in any securities trading account, or underwrite securities.  (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.	Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this SAI).

5.
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6.
Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

7.
Purchase the securities of any issuer, if as a result of such purchase more than 5% of the total assets of a Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

Each Fund observes the following policies, which are deemed non-fundamental and which may be changed by the Board without shareholder vote.  A Fund may not:

1.
Purchase any security, if as a result of such purchase a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

2.	Invest in any issuer for purposes of exercising control or management.

3.	Invest in securities of other investment companies except as permitted under the 1940 Act.

4.	Invest, in the aggregate, more than 15% of its net assets in illiquid securities.

5.	With respect to fundamental investment restriction 2(a) above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

6.
With respect to the Equity Fund only, make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Equity Fund’s name, as specified in its Prospectus, without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions”.

The Balanced Fund had the following portfolio turnover rates for the last two fiscal years ended August 31:

	2013	2012
Portfolio Turnover Rate	17%	17%

The Equity Fund had the following portfolio turnover rate for the last fiscal period ended August 31:

2013(1)
Portfolio Turnover Rate	0%
(1)  The Equity Fund commenced operations on May 31, 2013.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of a Fund.  After due consideration, the Board determined that each Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings (1) by overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of a Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the policies.  The Board reserves the right to amend the policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund discloses its complete portfolio holdings on the Funds’ website at www.villere.com generally within five business days after the month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, each Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when a Fund has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.villere.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth and position with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	2	Director, PNC Funds, Inc.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	2	The Dana Foundation; The University of Virginia Law School Foundation.
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite Term; Since September 2011.	President and Chief Operating Officer, Direxion Funds Since 2013, formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	2	None.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	2	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	2	Independent Trustee, The Managers Funds, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counse l.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013 Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable	Not Applicable

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Eric C. VanAndel (born 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S. Bancorp Fund Services, LLC, since April 2005.	Not Applicable	Not Applicable
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(3)
Prior to March 8, 2013 Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning The Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees”.  The Board is comprised of Trustees who are all Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.  The Trust has a Valuation Committee which is comprised of Trust officers.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience through her former positions as the President of Talon Industries, Inc. (a business consulting company), as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis also has substantial managerial, operational, and risk oversight experience through his position as President and Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds.  Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

TRUST COMMITTEES

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised entirely of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders to the Nominating Committee should be sent to the President of the Trust in writing, together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee met once with respect to the Funds during the Fund’s last fiscal year.

The Audit Committee is comprised entirely of Independent Trustees.  It does not include interested Trustees of the Trust.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met once with respect to the Funds during the Funds’ last fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet with respect to the Funds during the Funds’ last fiscal year.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of the Trust's Treasurer and Assistant Treasurers and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met once with respect to the Fund during the Funds’ last fiscal year.

TRUSTEE OWNERSHIP OF FUND SHARES AND OTHER INTERESTS

The following table shows the amount of Fund shares and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2012.

Name	Dollar Range of Balanced Fund Shares	Dollar Range of Equity Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	None	$10,001 - $50,000
Wallace L. Cook	None	None	Over $100,000
Eric W. Falkeis	None	None	None
Carl A. Froebel	None	None	$10,001 - $50,000
Steven J. Paggioli	$10,001-$50,000	None	$50,001 - $100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of its affiliates.

COMPENSATION

Independent Trustees each receive an annual retainer of $65,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board receives an additional annual retainer of $13,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees for the fiscal year ended August 31, 2013.

Name of Person/Position	Aggregate Compensation From the Balanced Fund	Aggregate Compensation From the Equity Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$1,351	$1,205	None	None	$2,556
Wallace L. Cook, Independent Trustee	$1,124	$1,027	None	None	$2,151
Eric W. Falkeis, Interested Trustee(2)	$1,124	$1,027	None	None	$2,151
Carl A. Froebel, Independent Trustee	$1,124	$1,027	None	None	$2,151
Steven J. Paggioli, Independent Trustee	$1,124	$1,027	None	None	$2,151
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal year ended August 31, 2013, Trustees’ fees and expenses in the amount of $209,057 were incurred by the Trust.

(2)	Prior to March 8, 2013, Mr. Falkeis did not receive compensation from the Trust.

CODES OF ETHICS

The Trust, the Adviser and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES

The Board has adopted proxy voting policies and procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy voting policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  The Adviser has adopted a proxy voting policy (the “Adviser’s Policy”) that underscores the Adviser’s concern that all proxy voting decisions be made in the best interests of the Funds.

The Adviser considers each proxy proposal individually and makes decisions on a case-by-case basis based on internal research, review of corporate governance, and proposals by other companies in a particular sector.

The Adviser generally votes with management on routine matters related to the operation of a particular company and that is not expected to have a significant impact on shareholders.  The Adviser generally supports proposals that foster good corporate governance practices, and will support proposals calling for boards to consist of a majority of independent directors.  The Adviser also generally supports appropriate compensation plans to be used as incentive for management, employees and directors, but will analyze each proposal regarding compensation plans to ascertain the impact on corporate governance and shareholder value.  The Adviser will vote against plans that dilute shareholder ownership interest without commensurate benefit.  Votes on issues such as proxy contests and defenses, tender offers, mergers and restructurings are reviewed on a case-by-case basis.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Funds’ interests, the Adviser will resolve the conflict in one of the following ways:

•	Contact the Board and ask for a recommendation on the vote; or

•	Engage an independent third party to assist in the resolution of the conflict.

The Funds are required to file Form N-PX, with the Funds’ complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Funds are available without charge, upon request, by calling toll-free 1-866-209-1129 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Funds or acknowledges the existence of control.  As of November 30, 2013, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.

As of December 12, 2013, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Balanced Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Our Customers 499 Washington Blvd. Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	53.31%	Record
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	16.81%	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	6.27%	Record

Equity Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	17.20%	Record

Name and Address	% Ownership	Type of Ownership
Strafe & Co PO Box 6924 Newark, DE 19714-6924	8.93%	Record

THE FUND’S INVESTMENT ADVISER

Investment advisory services are provided to the Funds by St. Denis J. Villere & Company, LLC, located at 601 Poydras Street, Suite 1808, New Orleans, Louisiana 70130, the Funds’ Adviser, pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Adviser provides investment advisory services to individual and institutional clients and investment companies.  The Adviser is controlled by Sandy Villere, Sr. and George Young, who are also the portfolio managers of the Funds.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Independent Trustees, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement, or by a majority of the outstanding voting securities held by Fund shareholders, upon a 60-day written notice and is automatically terminated in the event of its “assignment”, as defined in the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation, the Funds pay the Adviser a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.75%.  However, the Adviser may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis.

Balanced Fund Fiscal Year Ended	Fees Accrued	Fees Waived	Reimbursement for Fee Reductions and/or Expense Payments
August 31, 2013	$3,365,950	$0	$0
August 31, 2012	$1,047,518	$0	$0
August 31, 2011	$541,507	$0	$0

Equity Fund Fiscal Period(1)	Fees Accrued	Fees Waived	Reimbursement for Fee Reductions and/or Expense Payments
August 31, 2013	$31,333	$31,333(2)	$0
(1)   The Equity Fund commenced operations on May 31, 2013.
(2)    In addition to waiving all of its advisory fees, the Advisor paid additional Fund expenses of $16,863.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Balanced Fund, to 0.99% of the Fund’s average net assets (the “Expense Cap”) and 1.25% of the Equity Fund’s average net assets.  The Expense Caps will remain in effect until at least December 31, 2014 and May 31, 2015 for the Balanced Fund and the Equity Fund, respectively, and may continue for an indefinite period thereafter, until the Board determines that the Expense Caps are no longer in the best interest of the Funds and their shareholders.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers of the Funds:  Mr. George V. Young, Mr. St. Denis J. Villere, III and Mr. Lamar G. Villere.  They are primarily responsible for the day-to-day management of the Funds.  The following provides information regarding other accounts managed by the portfolio managers as of August 31, 2013:

George V. Young
Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (In millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	175	$385	0	$0

St. Denis J. Villere, III
Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (In millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	181	$297	0	$0

Lamar G. Villere
Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (In millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The portfolio managers’ compensation is based on the income derived from each individual’s ownership as a partner of Villere & Co.  Portfolio manager compensation is not based on Fund performance.  The portfolio managers do not receive a bonus or deferred compensation as part of their compensation, although they do participate in a 401(k) retirement plan.

The Adviser serves as investment manager for other investment accounts with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the portfolio manager’s advised accounts. Although the portfolio managers manage other accounts for Villere & Co., potential conflicts are reduced as each Fund is managed as any other account with similar objectives.  There are many similar accounts and securities are generally bought in blocks and allocated on a rotation basis without priority given. Each Fund and any separate accounts managed similarly to the Fund are managed concurrently, and all portfolio transactions are implemented according the Adviser’s trade allocation procedures.  These procedures, among other things, ensure that all trades allocated to advisory clients (including the Funds) fulfill the Adviser’s fiduciary duty to each client and that securities are otherwise allocated on a basis that is fair and nondiscriminatory.  Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements.  In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment suitability, as well as each client’s investment objectives.

The following indicates the beneficial ownership of each portfolio manager in the Funds as of August 31, 2013:

Portfolio Manager	Dollar Range of Equity Securities in the Balanced Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000- $500,001-$1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Equity Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000- $500,001-$1,000,000, Over $1,000,000)
George V. Young	None	$100,001-$500,000
St. Denis J. Villere, III	None	$100,001-$500,000
Lamar G. Villere	None	$100,001-$500,000

THE FUNDS’ SERVICE PROVIDERS

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin  53202, provides certain administrative services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, a Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Funds a fee based on each Fund’s current average daily net assets of 0.12% on the first $100 million in assets, 0.08% on the next $50 million in assets and 0.05% on assets over $150 million with a minimum fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board of Trustees.

The table below shows the amount of administration fees paid by the Funds to USBFS for the fiscal years shown.

Balanced Fund Fiscal Year Ended	Administration Fee Paid
August 31, 2013	$324,292
August 31, 2012	$151,179
August 31, 2011	$95,952

Equity Fund Fiscal Period Ended(1)	Administration Fee Paid
August 31, 2013	$7,500
(1)     The Equity Fund commenced operations on May 31, 2013.

CUSTODIAN

U.S. Bank National Association (the “Custodian”), is custodian of the assets of each Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian holds and administers the Funds’ assets for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, the Custodian and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds.

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers that sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Adviser’s general policy to seek best execution  in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.  Currently, the Adviser does not use any soft dollars for the Funds.

Investment decisions for the Funds are made independently from those of other client accounts managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of such client account seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between a Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

The table below shows the amount of brokerage commissions paid by the Funds with respect to transactions for the fiscal years shown.

	August 31, 2013	August 31, 2012	August 31, 2011
Brokerage Fees Paid by the Balanced Fund	$560,579(1)	$187,524	$118,077
Brokerage Fees Paid by the Equity Fund(2)	$25,293	N/A	N/A
The material difference in Brokerage fees for the Balanced Fund from 2012 to 2013 is due to the increase in assets under management from $218 million to $820 million.
The Equity Fund commenced operations on May 31, 2013.

The Funds did not own securities of its regular brokers or dealers as of the fiscal year ended August 31, 2013.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund.

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES.  In addition to purchasing shares directly from a Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  Purchase orders through Financial Intermediaries are effected at the next-determined NAV after receipt of the order by such Financial Intermediary before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.  Orders received after that time will be purchased at the next-determined NAV.

The public offering price of Fund shares is the NAV.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s investment objective and otherwise acceptable to the Adviser and the Board.

AUTOMATIC INVESTMENT PLAN.  As discussed in the Prospectus, each Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that this plan does not assure a profit nor does it protect against depreciation in declining markets.

HOW TO SELL SHARES AND DELIVERY OF REDEMPTION PROCEEDS.  You can sell Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for shares of a Fund redeemed (sold) directly from a Fund will be made as promptly as possible but no later than seven days after receipt by USBFS of the request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption.

TELEPHONE REDEMPTIONS.  As described in the Prospectus, shareholders with telephone transactions privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from a person claiming to be the shareholder, a Fund or its authorized agents, may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, a Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

During periods of unusual market and shareholder activity, you may experience delays in contacting USBFS by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus.  Telephone privileges may be modified or terminated without notice.

REDEMPTIONS IN-KIND.  The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (up to the lesser of (1) $250,000 or (2) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like most mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS.  Dividends from net investment income and distributions of net profits from the sale of securities are generally made annually.  Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed on or about December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue a statement of the federal income tax status of all distributions to each shareholder.

TAX INFORMATION.  Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and amount and timing of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes on its taxable income and capital gains distributed to shareholders.  A Fund is not required to consider tax consequences in making or disposing of its investments.  However, a Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

A Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.  In view of each Fund’s investment policy, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified income for individual shareholders and for the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.  Dividends from the Funds and gain on the sale of shares of the Funds generally are included in net investment income of taxpayers, which are subject to the 3.8% Medicare tax for those in the higher income brackets.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.  Based on a Fund’s investment strategy, it is not expected that a Fund will be eligible to pass through to shareholders credits or deductions with respect to such foreign taxes paid by a Fund.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.  Distributions from a Fund will be taxable to shareholders even during periods in which the Fund’s share price has declined.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.  In addition, if the requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose a 30% U.S. withholding tax on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Funds.  FATCA withholding will generally apply to payments of dividends made on or after July 1, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in Fund shares.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his, her, or its own tax advisor to determine the application of the tax law and practice in his, her, or its own particular circumstances.  The Funds do not expect to get a ruling from the IRS or an opinion of counsel regarding taxes.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.  The advice was prepared for the Funds.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

SUPPORT PAYMENTS.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of a Fund to be offered in certain programs and/or in connection with meetings between a Fund’s representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about a Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2012, the Adviser had agreements with four firms to pay such Support Payments, which are structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

Support Payments for the Balanced Fund for the calendar year 2012 were as follows:

Firm	Payment
National Financial Services, LLC	$234,695.34
Charles Schwab	$100,123.30
Fidelity Investments	$3,436.36
Pershing LLC	$1,603.00
First Clearing - Wells Fargo	$272.67

ENTERTAINMENT, CONFERENCES AND EVENTS.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries, may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund’s shares.

FINANCIAL STATEMENTS

The Funds’ Annual Report to Shareholders for the fiscal year ended August 31, 2013 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX A
CORPORATE BOND RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge”.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

STANDARD & POOR’S RATINGS GROUP

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

APPENDIX B
COMMERCIAL PAPER RATINGS

MOODY’S INVESTORS SERVICE, INC.

Prime-1: Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

STANDARD & POOR’S RATINGS GROUP

A-1:This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(viii)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xiii)
Investment Advisory Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)
Investment Advisory Agreement dated July 31, 2012 between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xviii)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xix)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)(A)
Investment Sub-Advisory Agreement dated May 1, 2009, between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xx)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxiii)
Investment Advisory Agreement dated April 6, 2011, between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxiv)
Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxiv)(A)
Amended Schedule A dated April 30, 2013, to Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xxv)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xxvi)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xxvii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxviii)
Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Diversified Income Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated July 5, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007, between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(B)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(iv)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(v)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(vi)
Distribution Agreement dated July 7, 2006, between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(viii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(viii)(B)	Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC – filed herewith.
(ix)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ix)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(x)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xi)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Small-Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xi)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Distribution Agreement dated February 16, 2011, between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Distribution Agreement dated May 19, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)
Distribution Agreement between the Trust, on behalf of the McKinley Diversified Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Addendum to the Custody Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(A)
Addendum to the Custody Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(iii)
Addendum to the Custody Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Addendum to the Custody Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)
Form of Amendment to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(viii)
Amendment to the Custody Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ix)
Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(x)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(xii)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Amendment to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Amendment to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Amendment to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(xvii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xviii)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xx)
Amendment to the Custody Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(i)(A)
Addendum to the Fund Administration Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(A)(1)
Addendum to the Fund Administration Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(A)(2)
Addendum to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(A)(3)
Amendment to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(B)
Addendum to the Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(C)
Addendum to the Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(E)
Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(F)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(i)(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(I)
Amendment to the Fund Administration Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(i)(I)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(i)(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(i)(L)
Amendment to the Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(i)(M)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(i)(M)(2)
Amendment to the Fund Administration Servicing Agreement dated May 15, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)(M)(3)	Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds – filed herewith.
(i)(N)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(O)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(P)
Amendment to the Fund Administration Servicing Agreement dated March 1, 2013, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)
Addendum to the Fund Accounting Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)(1)
Addendum to the Fund Accounting Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(2)
Addendum to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(A)(3)
Amendment to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(B)
Addendum to the Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(C)
Addendum to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(C)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(E)
Form of the Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(H)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(O)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(P)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
Addendum to the Transfer Agent Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)(1)
Addendum to the Transfer Agent Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(A)(2)
Addendum to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(A)(3)
Amendment to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(B)
Addendum to the Transfer Agent Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(C)
Addendum to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(C)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(E)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(H)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(O)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(P)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(B)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated January 31 2007, between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated February 20, 2008, between the Trust, on behalf of the FundX Tactical Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(B)(4)
Operating Expenses Limitation Agreement dated May 29, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)(C)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(C)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(D)
Operating Expenses Limitation Agreement dated August 30, 2002, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(iv)(E)
Operating Expenses Limitation Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iv)(E)(1)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(F)
Operating Expenses Limitation Agreement dated March 1, 2007, between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(iv)(G)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(H)
Operating Expenses Limitation Agreement dated June 29, 2007, between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iv)(I)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(J)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(K)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(L)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(L)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)(M)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(M)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(N)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(N)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(O)
Amended and Restated Support Services Agreement dated April 6, 2011 and amended November 5, 2012, between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(iv)(P)
Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)(P)(1)
Amended Appendix A dated April 30, 2013, of the Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(iv)(Q)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(Q)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(R)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(R)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iv)(S)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(T)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Diversified Income Fund, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(T)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund on March 1, 2013 is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)(A)
Opinion and Consent of Counsel dated September 12, 2005, by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(ii)(A)(1)
Opinion and Consent of Counsel dated June 24, 2002, by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(ii)(A)(2)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(ii)(A)(3)
Opinion and Consent of Counsel dated January 31, 2007, by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(4)
Opinion and Consent of Counsel dated February 21, 2008, by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iv)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(v)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(vi)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)(A)
Opinion and Consent of Counsel dated June 26, 2007, by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vii)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(viii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Opinion of Counsel dated May 1, 2009, by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)(A)
Consent of Counsel dated May 1, 2009, by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Opinion of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(x)(A)
Consent of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xiv)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiv)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xv)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xvi)
Opinion of Counsel dated April 1, 2011, by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvi)(A)
Consent of Counsel dated April 6, 2011, by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvii)
Opinion of Counsel dated June 28, 2011, by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvii)(A)
Consent of Counsel dated June 28, 2011, by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xviii)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xviii)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xix)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xix)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xx)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xx)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xxi)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxi)(A)
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxii)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxii)A
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxiii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiii)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiv)
Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiv)(A)
Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated May, 2011, adopted by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(vii)
Rule 18f-3 Plan dated March 12, 2012, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(viii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ix)
Rule 18f-3 Plan dated March 1, 2013, adopted by the Trust on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(o)		Reserved.
(p)	(i)
Code of Ethics for FundX Investment Group f/k/a DAL Investment Company, LLC, on behalf of the FundX Upgrader Fund, the FundX Flexible Income Fund, the FundX Conservative Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, the FundX ETF Upgrader Fund, the FundX Tactical Upgrader Fund and the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 490 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2013.

(ii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 462 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2012.

(iii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012.

(iv)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(v)
Code of Ethics for Portfolio 21 Investments, Inc. is herein incorporated by reference from Post-Effective Amendment No. 540 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 30, 2013.

(vi)
Code of Ethics for Tygh Capital Management, Inc. dated June 2012 is herein incorporated by reference from Post-Effective Amendment No. 489 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(vii)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(viii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

(xii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Revised Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(xv)
Revised Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xvi)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

(xvii)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xviii)
Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)	Revised Code of Ethics for the Trust (Professionally Managed Portfolios) – filed herewith.
(xx)	Revised Code of Ethics for St. Denis J. Villere & Company, LLC – filed herewith.
(xxi)
Code of Ethics for McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Bridge Builder Trust	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brookfield Investment Funds	Merger Fund
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
FactorShares Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds

Glenmede Portfolios	Stone Ridge Trust
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Balter Liquid Alternatives, LLC 125 High Street Oliver Street Tower, Suite 802 Boston, Massachusetts 02110
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital MLP Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
FundX Investment Group f/k/a DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
GoodHaven Capital Management, LLC 4940 S.W. 83rd Street Miami, Florida 33143
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
McKinley Capital Management, LLC 3301 “C” Street, Suite 500 Anchorage, Alaska 99503
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111

Records Relating to:	Are located at:
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 550 West “C” Street, Suite 960 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Apis Capital Advisors, LLC 90 Park Avenue, 18th Floor New York, New York 10016
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110
Midwood Capital Management, LLC 20 Custom House Street, Suite 1610 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 545 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 545 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 13th day of December, 2013.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 545 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	December 13, 2013
Dorothy A. Berry

Wallace L. Cook*	Trustee	December 13, 2013
Wallace L. Cook

Eric W. Falkeis*	Trustee	December 13, 2013
Eric W. Falkeis

Carl A. Froebel*	Trustee	December 13, 2013
Carl A. Froebel

Steven J. Paggioli*	Trustee	December 13, 2013
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	December 13, 2013
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	December 13, 2013
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		December 13, 2013
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
(e)(viii)(B)	Second Amendment to the Distribution Agreement
(h)(i)(M)(3)	Amendment to the Fund Administration Servicing Agreement on behalf of the Villere Funds
(j)(i)	Consent of Independent Registered Public Accounting Firm
(p)(xix)	Revised Code of Ethics for The Trust (Professionally Managed Portfolios)
(p)(xx)	Revised Code of Ethics for St. Denis J. Villere & Company, LLC